First Trust Bloomberg R&D Leaders ETF Average Annual Total Returns		12 Months Ended	15 Months Ended	20 Months Ended	60 Months Ended	102 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg R&D Leaders Select Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.04%		30.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.16%	21.77%	14.42%	14.76%
First Trust Bloomberg R&D Leaders ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.29%		29.96%
Performance Inception Date	Apr. 30, 2024
First Trust Bloomberg R&D Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.29%		29.95%
First Trust Bloomberg R&D Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.20%		23.28%